Document and Entity Information	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	6-K
Entity Registrant Name	INTER & Co, INC.
Entity Address, Address Line One	Av Barbacena, 1.219, 22nd Floor
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30 190-131
Amendment Flag	false
Document Period End Date	Sep. 30, 2023
Entity Central Index Key	0001864163
Current Fiscal Year End Date	--12-31